Other notes to the accounts - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Options shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 Options £ / shares shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period		5,138,000	5,202,000	4,587,000
Maximum number of share options available to grant | shares		8,452,000	7,371,000	9,899,000
Expense for share-based payments | $	$ 40	$ 39	$ 40
Minimum
Share option activities
Exercise price of outstanding share options				£ 8.43
Maximum
Share option activities
Exercise price of outstanding share options				£ 15.41